Related Party Transactions - Compensation of Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party [Abstract]
Salaries and other benefits	$ 5.1	$ 5.5
Retirement benefits	2.7	0.7
Share-based payments	3.9	3.2
Key management personnel compensation	$ 11.7	$ 9.4